Unaudited Pro Forma Net Income (Loss) Per Share Attributable To Common Stockholders (Tables)	12 Months Ended
Sep. 30, 2019
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Summary of Computation of Pro Forma Basic Net Earnings Per Share

A reconciliation of the numerator and denominator used in the calculation of unaudited pro forma basic net income (loss) per common share is as follows:

(in thousands, except share and per share data)	Year Ended September 30, 2019
Numerator:
Net income (loss) attributable to common stockholders	$(20,196)
Net income (loss) attributable to common stockholders (pro forma)	$(20,196)

Denominator:
Pro forma weighted average shares outstanding—basic	113,336,929
Pro forma net income (loss) per common share—basic	$(0.18)